UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5364



                           American High-Income Trust
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - AMERICAN FUNDS (R)]


AMERICAN HIGH-INCOME TRUST (SM)
INVESTMENT PORTFOLIO


June 30, 2005                                                                                                              unaudited

                                                                                                   Principal amount     Market value
Bonds & notes -- 89.02%                                                                                       (000)            (000)

CORPORATE BONDS & NOTES -- 83.08%
CONSUMER DISCRETIONARY -- 25.77%
General Motors Acceptance Corp. 6.125% 2006                                                                $  5,000         $  5,005
General Motors Acceptance Corp. 6.125% 2007                                                                   5,000            4,951
General Motors Acceptance Corp. 6.15% 2007                                                                   10,000            9,952
General Motors Acceptance Corp. 5.85% 2009                                                                   12,200           11,445
General Motors Corp. 7.20% 2011                                                                              55,735           51,834
General Motors Acceptance Corp. 7.25% 2011                                                                   23,260           21,835
General Motors Acceptance Corp. 6.875% 2012                                                                  33,531           30,737
General Motors Acceptance Corp. 7.00% 2012                                                                    3,219            2,971
General Motors Corp. 7.125% 2013                                                                              5,015            4,513
General Motors Corp. 7.25% 2013                                                                         (euro)3,000            3,140
General Motors Acceptance Corp. 5.53% 2014(1)                                                              $  6,000            5,122
General Motors Corp. 8.25% 2023                                                                                 905              753
General Motors Acceptance Corp. 8.00% 2031                                                                    8,200            7,336
General Motors Corp. 8.375% 2033                                                                              2,745            2,306
Ford Motor Credit Co. 7.375% 2009                                                                            38,000           37,167
Ford Motor Credit Co. 5.70% 2010                                                                              9,300            8,586
Ford Motor Credit Co. 7.25% 2011                                                                             16,000           15,415
Ford Motor Credit Co. 7.375% 2011                                                                            22,000           21,454
CanWest Media Inc., Series B, 10.625% 2011                                                                   16,100           17,650
CanWest Media Inc., Series B, 8.00% 2012                                                                     57,733           61,052
CanWest Media Inc., Series B, 7.625% 2013                                                                     3,625            3,897
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                             30,125           30,615
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011(2)      5,525            4,254
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011(2)      6,000            4,005
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012(2)     2,850            1,660
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012(3)       18,650           18,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                  22,825           22,597
Cinemark USA, Inc. 9.00% 2013                                                                                56,718           58,561
Cinemark, Inc. 0%/9.75% 2014(2)                                                                              26,750           17,922
J.C. Penney Co., Inc. 8.00% 2010                                                                             19,995           22,094
J.C. Penney Co., Inc. 9.00% 2012                                                                             22,104           26,248
J.C. Penney Co., Inc. 6.875% 2015                                                                             3,650            3,942
J.C. Penney Co., Inc. 7.65% 2016                                                                                 40               45
J.C. Penney Co., Inc. 7.95% 2017                                                                             11,661           13,498
J.C. Penney Co., Inc. 7.125% 2023                                                                               850              926
J.C. Penney Co., Inc. 8.125% 2027                                                                             6,100            6,466
Six Flags, Inc. 8.875% 2010                                                                                  34,625           33,932
Six Flags, Inc. 9.75% 2013                                                                                   17,950           17,030
Six Flags, Inc. 9.625% 2014                                                                                  18,375           17,272
Telenet Communications NV 9.00% 2013                                                                   (euro)16,575           22,789
Telenet Group Holding NV 0%/11.50% 2014(2,3)                                                                $55,755           43,628
Technical Olympic USA, Inc. 9.00% 2010                                                                       24,861           25,700
Technical Olympic USA, Inc. 9.00% 2010                                                                        5,930            6,130
Technical Olympic USA, Inc. 7.50% 2011                                                                       10,600            9,911
Technical Olympic USA, Inc. 10.375% 2012                                                                     22,180           23,289
Mohegan Tribal Gaming Authority 6.375% 2009                                                                  45,040           46,166
Mohegan Tribal Gaming Authority 8.00% 2012                                                                    7,775            8,358
Mohegan Tribal Gaming Authority 7.125% 2014                                                                   4,850            5,105
AMC Entertainment Inc. 9.50% 2011                                                                             8,282            8,168
AMC Entertainment Inc. 8.625% 2012                                                                           14,825           15,270
AMC Entertainment Inc. 9.875% 2012                                                                           18,150           18,105
AMC Entertainment Inc. 8.00% 2014                                                                            16,340           14,583
Tenneco Automotive Inc., Series B, 10.25% 2013                                                               16,725           18,983
Tenneco Automotive Inc. 8.625% 2014                                                                          36,225           36,587
William Lyon Homes, Inc. 7.625% 2012                                                                         10,250            9,840
William Lyon Homes, Inc. 10.75% 2013                                                                         20,395           22,231
William Lyon Homes, Inc. 7.50% 2014                                                                          22,260           21,036
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                      10,293           10,808
Royal Caribbean Cruises Ltd. 6.75% 2008                                                                       1,840            1,932
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                      12,850           14,296
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                      15,350           17,768
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                      7,500            8,025
Young Broadcasting Inc. 10.00% 2011                                                                          52,060           49,717
Young Broadcasting Inc. 8.75% 2014                                                                              550              489
Kabel Deutschland GmbH 10.625% 2014(3)                                                                       45,105           49,164
Grupo Posadas, SA de CV 8.75% 2011(3)                                                                        22,050           23,593
Grupo Posadas, SA de CV 8.75% 2011(3)                                                                        21,795           23,321
Delphi Automotive Systems Corp. 6.50% 2009                                                                   32,500           27,137
Delphi Corp. 6.50% 2013                                                                                      17,190           12,850
Delphi Automotive Systems Corp. 7.125% 2029                                                                   6,000            4,170
Delphi Trust II, trust preferred securities, 6.197% 2033(1)                                                   4,500            2,407
Quebecor Media Inc. 0%/13.75% 2011(2)                                                                         1,520            1,537
Quebecor Media Inc. 11.125% 2011                                                                             35,178           39,267
Sun Media Corp. 7.625% 2013                                                                                   4,250            4,521
Boyd Gaming Corp. 9.25% 2009                                                                                  6,595            6,958
Boyd Gaming Corp. 7.75% 2012                                                                                 28,150           30,226
Boyd Gaming Corp. 8.75% 2012                                                                                  4,500            4,911
Boyd Gaming Corp. 6.75% 2014                                                                                  3,000            3,090
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                   12,480           13,853
K. Hovnanian Enterprises, Inc. 6.00% 2010                                                                     4,500            4,449
K. Hovnanian Enterprises, Inc. 8.875% 2012                                                                   13,475           14,654
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                     6,900            7,210
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                                    3,000            3,000
Mirage Resorts, Inc. 6.75% 2007                                                                               5,700            5,907
Mandalay Resort Group, Series B, 10.25% 2007                                                                  5,000            5,525
Mirage Resorts, Inc. 6.75% 2008                                                                               4,800            4,980
MGM MIRAGE 6.00% 2009                                                                                        18,500           18,685
MGM MIRAGE 6.50% 2009                                                                                           900              925
MGM MIRAGE 8.50% 2010                                                                                         3,100            3,456
MGM MIRAGE 6.75% 2012                                                                                         1,700            1,759
D.R. Horton, Inc. 5.00% 2009                                                                                  4,000            4,022
D.R. Horton, Inc. 8.00% 2009                                                                                 18,270           20,104
D.R. Horton, Inc. 9.75% 2010                                                                                  3,000            3,527
D.R. Horton, Inc. 7.875% 2011                                                                                 2,030            2,292
Schuler Homes, Inc. 10.50% 2011                                                                               4,280            4,740
D.R. Horton, Inc. 6.875% 2013                                                                                 4,075            4,430
Gaylord Entertainment Co. 8.00% 2013                                                                         19,509           20,606
Gaylord Entertainment Co. 6.75% 2014                                                                         13,600           13,362
NTL Cable PLC 8.75% 2014                                                                                     21,325           22,311
NTL Cable PLC 8.75% 2014                                                                                (euro)4,500            5,752
NTL Cable PLC 9.75% 2014                                                                               (pound)3,000            5,509
WCI Communities, Inc. 10.625% 2011                                                                          $21,925           23,789
WCI Communities, Inc. 9.125% 2012                                                                             8,450            8,915
ITT Corp. 6.75% 2005                                                                                         10,500           10,618
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                         3,875            4,069
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                        15,325           17,356
Blockbuster Inc. 9.00% 2012(3)                                                                               32,150           30,221
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                               28,180           29,624
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(3)                                          30,010           29,335
Visteon Corp. 8.25% 2010                                                                                     27,250           25,342
Visteon Corp. 7.00% 2014                                                                                      2,615            2,170
Carmike Cinemas, Inc. 7.50% 2014                                                                             30,025           27,360
Warnaco, Inc. 8.875% 2013                                                                                    22,375           24,836
Payless ShoeSource, Inc. 8.25% 2013                                                                          23,400           24,804
Argosy Gaming Co. 7.00% 2014                                                                                 22,030           24,371
Saks Inc. 7.00% 2013                                                                                          6,368            6,400
Saks Inc. 7.375% 2019                                                                                        17,087           17,172
Toys "R" Us, Inc. 7.875% 2013                                                                                17,276           15,548
Toys "R" Us, Inc. 7.375% 2018                                                                                 8,825            7,192
Gray Communications Systems, Inc. 9.25% 2011                                                                 20,800           22,672
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                         5,000            5,537
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011                                      6,400            6,352
Dex Media, Inc., Series B, 0%/9.00% 2013(2)                                                                   9,000            7,290
Dex Media, Inc., Series B, 8.00% 2013                                                                         3,075            3,283
Stoneridge, Inc. 11.50% 2012                                                                                 21,690           22,232
Cooper-Standard Automotive Inc. 7.00% 2012                                                                    8,315            7,567
Cooper-Standard Automotive Inc. 8.375% 2014                                                                  18,265           14,521
Liberty Media Corp. 7.75% 2009                                                                                4,750            5,052
Liberty Media Corp. 7.875% 2009                                                                               2,500            2,670
Liberty Media Corp. 5.70% 2013                                                                                8,895            8,286
Liberty Media Corp. 8.25% 2030                                                                                5,145            5,132
Dillard's, Inc. 6.69% 2007                                                                                    1,075            1,105
Dillard's, Inc. 6.30% 2008                                                                                    3,182            3,230
Dillard's, Inc. 6.625% 2008                                                                                   5,115            5,192
Dillard Department Stores, Inc. 7.85% 2012                                                                    5,650            5,932
Dillard's, Inc. 6.625% 2018                                                                                   3,000            2,865
Dillard's, Inc. 7.00% 2028                                                                                    3,000            2,790
Sealy Mattress Co. 8.25% 2014                                                                                20,650           20,960
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                             18,759           20,869
American Media Operations, Inc., Series B, 10.25% 2009                                                        8,615            8,658
American Media Operations, Inc. 8.875% 2011                                                                  12,670           12,068
AOL Time Warner Inc. 6.15% 2007                                                                              20,000           20,703
Adelphia Communications Corp. 10.25% 2006(4)                                                                  9,955            8,512
Adelphia Communications Corp. 10.25% 2011(4)                                                                  6,850            6,182
Century Communications Corp. 0% 2003(5)                                                                       4,565            4,223
Buffets, Inc. 11.25% 2010                                                                                    17,900           18,124
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014(3)                          17,450           16,490
PETCO Animal Supplies, Inc. 10.75% 2011                                                                      14,685           16,447
NextMedia Operating, Inc. 10.75% 2011                                                                        15,000           16,369
CSC Holdings, Inc., Series B, 8.125% 2009                                                                     1,750            1,781
Cablevision Systems Corp., Series B, 8.00% 2012                                                              14,540           14,322
KB Home 6.25% 2015                                                                                           15,500           15,836
Aztar Corp. 7.875% 2014                                                                                      14,750           15,672
MDC Holdings, Inc. 7.00% 2012                                                                                10,000           11,149
MDC Holdings, Inc. 5.50% 2013                                                                                 4,000            4,090
RH Donnelley Inc. 8.875% 2010(3)                                                                             10,605           11,639
RH Donnelley Inc. 10.875% 2012(3)                                                                             3,000            3,502
Harrah's Operating Co., Inc. 7.875% 2005                                                                     10,875           11,065
Harrah's Operating Co., Inc. 8.00% 2011                                                                       3,189            3,661
Hilton Hotels Corp. 7.625% 2008                                                                               4,700            5,081
Hilton Hotels Corp. 7.20% 2009                                                                                5,885            6,457
Hilton Hotels Corp. 8.25% 2011                                                                                  115              134
Hilton Hotels Corp. 7.625% 2012                                                                               2,050            2,371
Regal Cinemas Corp., Series B, 9.375% 2012(6)                                                                13,300           14,022
EchoStar DBS Corp. 9.125% 2009                                                                               12,749           13,610
LBI Media, Inc. 10.125% 2012                                                                                 12,140           13,475
Riddell Bell Holdings Inc. 8.375% 2012                                                                       12,000           12,090
La Quinta Properties, Inc. 8.875% 2011                                                                        3,000            3,259
La Quinta Properties, Inc. 7.00% 2012                                                                         8,500            8,829
Radio One, Inc., Series B, 8.875% 2011                                                                       11,100           11,974
Bombardier Recreational Products Inc. 8.375% 2013                                                            11,100           11,877
Standard Pacific Corp. 5.125% 2009                                                                            7,625            7,396
Standard Pacific Corp. 9.25% 2012                                                                             1,000            1,105
Standard Pacific Corp. 6.25% 2014                                                                             3,000            2,880
Jostens IH Corp. 7.625% 2012                                                                                 11,325           11,240
Emmis Communications Corp. 9.314% 2012(1,3)                                                                  10,550           10,787
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                                10,250           10,404
Fisher Communications, Inc. 8.625% 2014                                                                       9,565           10,199
Lenfest Communications, Inc. 7.625% 2008                                                                      6,750            7,254
Comcast Corp. 10.625% 2012                                                                                    2,245            2,939
Clear Channel Communications, Inc. 5.75% 2013                                                                 4,000            3,914
Clear Channel Communications, Inc. 5.50% 2014                                                                 2,730            2,594
Clear Channel Communications, Inc. 6.875% 2018                                                                3,475            3,491
Lighthouse International Co. SA 8.00% 2014                                                              (euro)7,300            9,143
Dana Corp. 5.85% 2015                                                                                        $9,500            8,407
Reader's Digest Association, Inc. 6.50% 2011                                                                  8,225            8,389
Warner Music Group 7.375% 2014                                                                                7,760            7,876
TRW Automotive Acquisition Corp. 9.375% 2013                                                                  6,697            7,450
Seneca Gaming Corp. 7.25% 2012(3)                                                                             4,250            4,415
Seneca Gaming Corp. 7.25% 2012                                                                                2,440            2,535
Entercom Radio, LLC 7.625% 2014                                                                               6,500            6,809
Boyds Collection, Ltd., Series B, 9.00% 2008(6)                                                               8,122            6,701
Videotron Ltee 6.875% 2014                                                                                    6,500            6,646
Loews Cineplex Entertainment Corp. 9.00% 2014(3)                                                              6,475            6,297
Entravision Communications Corp. 8.125% 2009                                                                  6,000            6,277
Toll Corp. 8.25% 2011                                                                                         5,500            5,940
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(3,4)                                          2,600            2,691
Globo Comunicacoes e Participacoes SA 10.625% 2008(3,4)                                                       2,485            2,572
Beazer Homes USA, Inc. 8.375% 2012                                                                            3,925            4,229
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                            3,525            3,534
RBS-Zero Editora Jornalistica SA 11.00% 2010(3)                                                               3,410            3,495
News America Inc. 6.75% 2038                                                                                  2,990            3,407
Goodyear Tire & Rubber Co., Series A-I, 11.00% 2011(3)                                                        3,000            3,367
Meritor Automotive, Inc. 6.80% 2009                                                                           2,200            2,189
Ameristar Casinos, Inc. 10.75% 2009                                                                           2,000            2,185
Key Plastics Holdings, Inc., Series B, 10.25% 2007(6,7)                                                       9,650              121
                                                                                                                           2,525,171

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)

MATERIALS -- 11.93%
Millennium America Inc. 9.25% 2008                                                                           30,825           33,522
Lyondell Chemical Co. 9.50% 2008                                                                             10,000           10,687
Equistar Chemicals, LP 10.125% 2008                                                                          15,650           17,019
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                  9,265            9,798
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                               44,875           49,755
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                                   625              636
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                 6,250            6,031
Abitibi-Consolidated Finance LP 7.875% 2009                                                                  14,500           14,862
Abitibi-Consolidated Inc. 8.55% 2010                                                                         16,045           16,807
Abitibi-Consolidated Co. of Canada 6.91% 2011(1)                                                             20,500           20,449
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                18,740           17,334
Abitibi-Consolidated Co. of Canada 8.375% 2015                                                               35,125           36,003
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                             71,425           79,817
Stone Container Corp. 9.25% 2008                                                                              6,425            6,746
Stone Container Corp. 9.75% 2011                                                                              6,075            6,455
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                    35,110           35,461
Stone Container Corp. 8.375% 2012                                                                             7,515            7,628
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                    19,875           19,080
Georgia-Pacific Corp. 7.50% 2006                                                                              2,625            2,704
Georgia-Pacific Corp. 7.375% 2008                                                                            25,200           26,932
Georgia-Pacific Corp. 8.875% 2010                                                                            11,925           13,594
Georgia-Pacific Corp. 8.125% 2011                                                                             8,475            9,598
Georgia-Pacific Corp. 9.50% 2011                                                                              2,525            3,062
Georgia-Pacific Corp. 9.375% 2013                                                                            11,170           12,692
Georgia-Pacific Corp. 7.70% 2015                                                                                600              687
Georgia-Pacific Corp. 8.875% 2031                                                                             1,000            1,242
Smurfit Capital Funding PLC 6.75% 2005                                                                        3,175            3,191
JSG Funding PLC 9.625% 2012                                                                                   6,517            6,550
JSG Funding PLC 7.75% 2015                                                                             (euro)16,250           15,713
JSG Funding PLC 7.75% 2015(3)                                                                                $3,500            2,887
JSG Holdings PLC 11.50% 2015(8)                                                                        (euro)43,178           41,050
Owens-Illinois, Inc. 8.10% 2007                                                                           $     250              261
Owens-Illinois, Inc. 7.35% 2008                                                                               2,440            2,544
Owens-Brockway Glass Container Inc. 8.875% 2009                                                               7,050            7,526
Owens-Illinois, Inc. 7.50% 2010                                                                               2,000            2,110
Owens-Brockway Glass Container Inc. 7.75% 2011                                                               15,985           17,064
Owens-Brockway Glass Container Inc. 8.75% 2012                                                               22,225           24,614
Owens-Brockway Glass Container Inc. 8.25% 2013                                                                  900              982
Owens-Brockway Glass Container Inc. 6.75% 2014                                                            (euro)375              469
Graphic Packaging International, Inc. 8.50% 2011                                                            $29,750           30,791
Graphic Packaging International, Inc. 9.50% 2013                                                             23,430           23,723
Associated Materials Inc. 9.75% 2012                                                                         16,960           17,638
AMH Holdings, Inc. 0%/11.25% 2014(2)                                                                         54,600           34,944
Rhodia SA 8.00% 2010                                                                                    (euro)8,075            9,736
Rhodia 10.25% 2010                                                                                          $25,365           27,331
Rhodia 8.875% 2011                                                                                              500              484
Rhodia SA 9.25% 2011                                                                                   (euro)11,450           13,736
Building Materials Corp. of America, Series B, 8.00% 2007                                                  $  3,150            3,146
Building Materials Corp. of America 8.00% 2008                                                                9,670            9,622
Building Materials Corp. of America 7.75% 2014                                                               33,235           30,909
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                      30,775           33,545
Boise Cascade, LLC and Boise Cascade Finance Corp. 6.016% 2012(1,3)                                           4,300            4,364
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(3)                                            24,450           24,144
Kappa Beheer BV 10.625% 2009                                                                           (euro)16,250           20,329
Kappa Beheer BV 12.50% 2009                                                                                   6,150            7,787
United States Steel Corp. 10.75% 2008                                                                         4,571            5,097
United States Steel Corp. 9.75% 2010                                                                         20,923           22,701
Ainsworth Lumber Co. Ltd. 7.25% 2012                                                                         13,050           12,495
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                         10,955           10,024
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                          4,875            4,461
Nalco Co. 7.75% 2011                                                                                         20,050           21,453
Nalco Co. 8.875% 2013                                                                                           925              997
Oregon Steel Mills, Inc. 10.00% 2009                                                                         19,274           20,864
Earle M. Jorgensen Co. 9.75% 2012                                                                            17,840           19,356
Sino-Forest Corp. 9.125% 2011(3)                                                                             16,810           18,449
Sino-Forest Corp. 9.125% 2011                                                                                   825              905
Longview Fibre Co. 10.00% 2009                                                                               17,950           19,206
Koppers Inc. 9.875% 2013                                                                                     14,625           15,868
Luscar Coal Ltd. 9.75% 2011                                                                                  12,715           14,050
Neenah Paper, Inc. 7.375% 2014(3)                                                                            13,475           13,138
Crompton Corp. 9.164% 2010(1)                                                                                 8,325            9,366
Crompton Corp. 9.875% 2012                                                                                    2,550            2,971
Ispat Inland ULC 9.75% 2014                                                                                   9,623           11,259
Steel Dynamics, Inc. 9.50% 2009                                                                               9,800           10,461
Graham Packaging Co., LP 9.875% 2014(3)                                                                       9,000            9,067
Rockwood Specialties Group, Inc. 10.625% 2011                                                                   700              775
Rockwood Specialties Group, Inc. 7.50% 2014(3)                                                                  700              698
Rockwood Specialties Group, Inc. 7.625% 2014                                                            (euro)5,700            6,976
Georgia Gulf Corp. 7.125% 2013                                                                             $  6,050            6,345
NewPage Corp. 9.46% 2012(1,3)                                                                                 6,000            6,045
Allegheny Technologies, Inc. 8.375% 2011                                                                      5,000            5,200
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(2)                             1,627            1,139
BCP Caylux Holdings Luxembourg SCA 9.625% 2014                                                                3,575            4,022
AK Steel Corp. 7.75% 2012                                                                                     4,625            3,931
Norampac Inc. 6.75% 2013                                                                                      3,500            3,526
Ball Corp. 6.875% 2012                                                                                        2,500            2,637
Airgas, Inc. 6.25% 2014                                                                                       2,500            2,544
Huntsman LLC 10.641% 2011(1)                                                                                    825              883
Huntsman LLC 11.50% 2012                                                                                        500              589
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014(2)                                   1,800            1,339
Novelis Inc. 7.25% 2015(3)                                                                                    1,000            1,009
AEP Industries Inc. 7.875% 2013(3)                                                                            1,000            1,007
PQ Corp. 7.5% 2013(3)                                                                                           975              963
Pindo Deli Finance Mauritius Ltd. 10.75% 2007(4)                                                                550              168
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(5)                                                              2,500              762
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(4)                                                                125               66
                                                                                                                           1,168,603

TELECOMMUNICATION SERVICES -- 10.91%
Qwest Capital Funding, Inc. 7.75% 2006                                                                        9,750           10,018
U S WEST Capital Funding, Inc. 6.375% 2008                                                                    3,770            3,704
Qwest Capital Funding, Inc. 7.00% 2009                                                                       18,625           18,299
Qwest Capital Funding, Inc. 7.90% 2010                                                                       16,835           16,835
Qwest Services Corp. 13.50% 2010                                                                             25,010           29,012
Qwest Capital Funding, Inc. 7.25% 2011                                                                        9,980            9,606
Qwest Corp. 9.125% 2012(3)                                                                                    3,600            3,933
Qwest Services Corp. 14.00% 2014                                                                             26,600           32,385
U S WEST Capital Funding, Inc. 6.875% 2028                                                                   12,514            9,980
Qwest Capital Funding, Inc. 7.75% 2031                                                                        3,655            3,171
Dobson Communications Corp. 10.875% 2010                                                                     28,025           27,955
Dobson Cellular Systems, Inc. 7.96% 2011(1,3)                                                                 4,000            4,180
American Cellular Corp., Series B, 10.00% 2011                                                               57,575           58,726
Dobson Cellular Systems, Inc. 9.875% 2012(3)                                                                 20,375           21,597
Dobson Communications Corp. 8.875% 2013                                                                      19,775           18,193
Triton PCS, Inc. 8.75% 2011                                                                                  38,225           27,235
Triton PCS, Inc. 9.375% 2011                                                                                 49,810           35,988
Triton PCS, Inc. 8.50% 2013                                                                                  49,900           46,282
American Tower Corp. 9.375% 2009                                                                              6,852            7,220
American Tower Corp. 7.25% 2011                                                                               5,425            5,751
American Tower Corp. 7.125% 2012                                                                             62,860           66,789
American Tower Corp. 7.50% 2012                                                                              18,300           19,627
Nextel Communications, Inc. 6.875% 2013                                                                      12,000           12,885
Nextel Communications, Inc. 7.375% 2015                                                                      76,225           82,704
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                       32,555           36,950
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
     and Centennial Puerto Rico Operations Corp. 8.125% 2014(1)                                              18,175           19,447
Nextel Partners, Inc. 12.50% 2009                                                                             3,587            3,914
Nextel Partners, Inc. 8.125% 2011                                                                            27,600           30,084
Nextel Partners, Inc. 8.125% 2011                                                                            16,000           17,440
Rogers Wireless Inc. 7.25% 2012                                                                              15,925           17,279
Rogers Wireless Inc. 7.50% 2015                                                                              23,450           25,619
Rogers Cantel Inc. 9.75% 2016                                                                                 1,625            1,970
Cincinnati Bell Inc. 7.25% 2013                                                                              38,425           40,538
SBA Communications Corp. 8.50% 2012                                                                          35,905           38,867
NTELOS Inc. 8.33% 2012(1)                                                                                    39,500           38,710
Intelsat, Ltd. 7.805% 2012(1,3)                                                                               8,150            8,333
Intelsat, Ltd. 8.25% 2013(3)                                                                                 22,605           23,453
MetroPCS, Inc. 12.00% 2007(1)                                                                                18,000           18,630
MetroPCS, Inc. 7.688% 2011(1)                                                                                10,500           10,763
Hawaiian Telcom Communications, Inc. 9.75% 2013(3)                                                           19,850           21,140
Hawaiian Telcom Communications, Inc. 12.50% 2015(3)                                                           6,800            7,276
AirGate PCS, Inc. 9.375% 2009(3)                                                                             13,453           14,193
AirGate PCS, Inc. 9.375% 2009                                                                                 4,500            4,748
Alamosa (Delaware), Inc. 8.50% 2012                                                                           1,925            2,028
US Unwired Inc., Series B, 10.00% 2012                                                                       18,050           20,171
Cell C Ltd. 8.625% 2012                                                                                (euro)14,700           18,212
AT&T Corp. 9.05% 2011(1)                                                                                    $13,858           16,041
Valor Telecommunications Enterprises, LLC and Valor Finance Corp. 7.75% 2015(3)                              14,505           14,324
Western Wireless Corp. 9.25% 2013                                                                             9,950           11,380
UbiquiTel Operating Co. 9.875% 2011                                                                          10,125           11,163
Millicom International Cellular SA 10.00% 2013                                                                8,450            8,450
SpectraSite, Inc. 8.25% 2010                                                                                  7,250            7,721
iPCS, Inc. 11.50% 2012                                                                                        5,875            6,580
Cellco Finance NV 12.75% 2005                                                                                 1,500            1,515
GT Group Telecom Inc. 13.25% 2010(4,6)                                                                       11,000               --
                                                                                                                           1,069,014

INDUSTRIALS -- 7.60%
Allied Waste North America, Inc. 8.50% 2008                                                                  16,500           17,387
Allied Waste North America, Inc., Series B, 8.875% 2008                                                      16,750           17,671
Allied Waste North America, Inc., Series B, 6.50% 2010                                                       14,500           14,355
Allied Waste North America, Inc., Series B, 5.75% 2011                                                       19,755           18,570
Allied Waste North America, Inc., Series B, 6.125% 2014                                                      10,000            9,338
Allied Waste North America, Inc., Series B, 7.375% 2014                                                      16,950           15,764
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                             36,745           38,674
H-Lines Finance Holding Corp. 0%/11.00% 2013(2,3)                                                            19,285           14,946
Continental Airlines, Inc. 8.00% 2005                                                                        18,315           18,407
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012                                             5,000            5,057
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012(9)                                            4,979            3,937
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(9)                                            6,307            5,268
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(9)                                          5,382            5,414
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022(9)                                           13,836           11,761
NTK Holdings, Inc. 0%/10.75% 2014(2,3)                                                                       40,960           19,456
THL Buildco, Inc. 8.50% 2014                                                                                 28,570           26,713
Northwest Airlines, Inc. 8.875% 2006                                                                         14,165            9,066
Northwest Airlines, Inc. 8.70% 2007                                                                           7,525            3,725
Northwest Airlines, Inc. 9.875% 2007                                                                         20,425           10,315
Northwest Airlines, Inc. 7.875% 2008                                                                         19,750            8,295
Northwest Airlines, Inc. 10.00% 2009                                                                         21,680            9,539
TFM, SA de CV 10.25% 2007                                                                                     2,295            2,467
TFM, SA de CV 9.375% 2012(3)                                                                                 30,900           32,291
TFM, SA de CV 12.50% 2012                                                                                     2,310            2,714
United Rentals (North America), Inc., Series B, 6.50% 2012                                                   25,925           25,633
United Rentals (North America), Inc. 7.75% 2013                                                               7,500            7,406
United Rentals (North America), Inc., Series B, 7.00% 2014                                                    3,000            2,873
Terex Corp. 9.25% 2011                                                                                       13,020           14,192
Terex Corp., Class B, 10.375% 2011                                                                            7,700            8,393
Terex Corp. 7.375% 2014                                                                                      12,725           13,234
Jacuzzi Brands, Inc. 9.625% 2010                                                                             32,155           35,371
DRS Technologies, Inc. 6.875% 2013                                                                           32,905           34,221
Bombardier Capital Inc., Series A, 6.125% 2006(3)                                                            10,370           10,474
Bombardier Inc. 6.75% 2012(3)                                                                                11,600           11,078
Bombardier Inc. 6.30% 2014(3)                                                                                 6,000            5,460
Bombardier Inc. 7.45% 2034(3)                                                                                 6,500            5,558
Dyncorp International LLC 9.5% 2013(3)                                                                       32,425           30,317
Delta Air Lines, Inc. 7.70% 2005                                                                             10,000            9,050
Delta Air Lines, Inc. 8.00% 2007(3)                                                                          15,525            6,055
Delta Air Lines, Inc. 10.00% 2008                                                                            14,250            5,558
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010(9)                                                  2,500            1,378
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011(9)                                               2,793            2,672
Delta Air Lines, Inc. 9.75% 2021                                                                              2,200              638
Delta Air Lines, Inc. 10.375% 2022                                                                            3,000              855
Delta Air Lines, Inc. 8.30% 2029                                                                             11,500            3,105
Goodman Global Holdings 6.41% 2012(1,3)                                                                      10,325           10,222
Goodman Global Holdings 7.875% 2012(3)                                                                       13,005           12,095
Standard Aero Holdings, Inc. 8.25% 2014(3)                                                                   20,390           21,613
Accuride Corp. 8.50% 2015                                                                                    21,820           21,438
Argo-Tech Corp. 9.25% 2011                                                                                   19,550           21,310
ACIH, Inc. 0%/11.50% 2012(2,3)                                                                               33,685           20,043
K&F Industries, Inc. 7.75% 2014                                                                              15,260           15,680
Kansas City Southern Railway Co. 9.50% 2008                                                                   4,275            4,681
Kansas City Southern Railway Co. 7.50% 2009                                                                   7,115            7,382
American Standard Inc. 8.25% 2009                                                                             5,190            5,871
American Standard Inc. 7.625% 2010                                                                            4,300            4,809
American Airlines, Inc. 10.150% 2006                                                                          3,000            2,865
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                                  2,500            2,346
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                                2,500            2,642
Esterline Technologies Corp. 7.75% 2013                                                                       7,000            7,455
Cummins Inc. 9.50% 2010                                                                                       5,550            6,133
Builders FirstSource, Inc. 7.518% 2012(1,3)                                                                   5,900            5,900
UCAR Finance Inc. 10.25% 2012                                                                                 5,551            5,870
AGCO Corp. 6.875% 2014                                                                                  (euro)3,750            4,793
NMHG Holding Co. 10.00% 2009                                                                               $  2,000            2,110
International Shipholding Corp., Series B, 7.75% 2007                                                         1,950            1,931
Park-Ohio Industries, Inc. 8.375% 2014(3)                                                                     2,075            1,862
United Air Lines, Inc. 9.00% 2003(5)                                                                          3,000              413
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006(4,9)                         1,907              834
                                                                                                                             744,949

UTILITIES -- 6.27%
Edison Mission Energy 10.00% 2008                                                                            27,650           31,175
Mission Energy Holding Co. 13.50% 2008                                                                       36,850           43,944
Edison Mission Energy 7.73% 2009                                                                             43,250           45,791
Edison Mission Energy 9.875% 2011                                                                            38,850           45,697
Midwest Generation, LLC, Series B, 8.56% 2016(9)                                                             25,350           27,964
Homer City Funding LLC 8.734% 2026(9)                                                                         9,444           11,097
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                 19,250           21,656
AES Corp. 9.50% 2009                                                                                         28,507           31,928
AES Corp. 9.375% 2010                                                                                        11,469           13,046
AES Corp. 8.875% 2011                                                                                         2,275            2,548
AES Corp. 8.75% 2013(3)                                                                                      43,985           49,373
AES Gener SA 7.50% 2014                                                                                      25,850           26,318
AES Corp. 9.00% 2015(3)                                                                                      15,150           17,082
AES Red Oak, LLC, Series B, 9.20% 2029(9)                                                                     7,000            7,980
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011                                  4,700            5,323
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012                          3,000            3,098
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012                                  2,650            2,783
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                 29,605           33,454
Sierra Pacific Resources 8.625% 2014                                                                         15,500           17,205
Nevada Power Co., Series L, 5.875% 2015(3)                                                                    2,475            2,500
Dynegy Holdings Inc. 9.875% 2010(3)                                                                          18,950           21,035
Dynegy Holdings Inc. 10.125% 2013(3)                                                                         37,315           42,353
Drax Holdings Ltd., Series A-1, 7.173% 2015(1,3)                                                       (pound)4,127            7,504
Drax Holdings Ltd., Series A-2, unit, 8.673% 2015(1,3,10)                                                     4,746           21,553
Drax Holdings Ltd., Series B, 7.427% 2025(1,3,4)                                                              1,378            2,839
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(3)                                              $23,025           24,349
PSEG Energy Holdings Inc. 8.625% 2008                                                                        15,999           17,079
Enersis SA 7.375% 2014                                                                                       11,800           12,761
FPL Energy American Wind, LLC 6.639% 2023(3,9)                                                                7,663            8,296
Electricidad de Caracas Finance BV 10.25% 2014(3)                                                             7,480            7,704
TNP Enterprises, Inc., Series B, 10.25% 2010                                                                  4,250            4,486
Calpine Corp. 9.625% 2014(3)                                                                                  4,000            4,010
                                                                                                                             613,931

CONSUMER STAPLES -- 5.10%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                       16,750           18,467
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                      17,825           19,741
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                           60,322           65,148
Rite Aid Corp. 9.50% 2011                                                                                       475              508
Rite Aid Corp. 6.875% 2013                                                                                   30,300           26,361
Rite Aid Corp. 9.25% 2013                                                                                    12,750           12,559
Rite Aid Corp. 7.50% 2015                                                                                     7,000            6,755
Rite Aid Corp. 7.70% 2027                                                                                    11,780            9,807
Rite Aid Corp. 6.875% 2028                                                                                    8,000            6,240
Koninklijke Ahold NV 5.875% 2008                                                                        (euro)5,750            7,428
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                        28,460           29,172
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                         9,875           10,912
Ahold Finance U.S.A., Inc. 6.50% 2017                                                                  (pound)1,375            2,414
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(9)                                             $  1,864            2,014
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(9)                                                7,500            8,217
Jean Coutu Group (PJC) Inc. 7.625% 2012                                                                       2,375            2,464
Jean Coutu Group (PJC) Inc. 8.50% 2014                                                                       32,000           31,760
Rayovac Corp. 7.375% 2015(3)                                                                                 33,245           32,331
Delhaize America, Inc. 8.125% 2011                                                                           23,645           26,638
Delhaize America, Inc. 9.00% 2031                                                                             4,000            5,014
Pathmark Stores, Inc. 8.75% 2012                                                                             29,810           29,400
Playtex Products, Inc. 8.00% 2011                                                                             5,000            5,369
Playtex Products, Inc. 9.375% 2011                                                                           21,160           22,377
Gold Kist Inc. 10.25% 2014                                                                                   21,141           23,995
Stater Bros. Holdings Inc. 6.91% 2010(1)                                                                      5,450            5,423
Stater Bros. Holdings Inc. 8.125% 2012                                                                       17,425           17,077
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                              18,450           18,635
Winn-Dixie Stores, Inc. 8.875% 2008(7)                                                                       18,675           12,092
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 6.058% 2017(3,7,9)                                   3,045            2,240
Del Monte Corp., Series B, 8.625% 2012                                                                       10,550           11,658
Elizabeth Arden, Inc. 7.75% 2014                                                                              7,860            8,233
Constellation Brands, Inc. 8.125% 2012                                                                        5,500            5,913
Duane Reade Inc. 7.91% 2010(1,3)                                                                              6,000            5,880
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                             5,280            5,676
Dole Food Co., Inc. 8.875% 2011                                                                               1,855            1,989
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                              300              317
                                                                                                                             500,224

ENERGY -- 4.61%
Port Arthur Finance Corp. 12.50% 2009(9)                                                                      1,574            1,786
Premcor Refining Group Inc. 9.25% 2010                                                                       12,675           14,069
Premcor Refining Group Inc. 6.125% 2011                                                                       4,000            4,240
Premcor Refining Group Inc. 6.75% 2011                                                                       24,675           26,772
Premcor Refining Group Inc. 7.75% 2012                                                                       33,650           36,931
Premcor Refining Group Inc. 9.50% 2013                                                                       22,350           25,814
Premcor Refining Group Inc. 6.75% 2014                                                                        5,000            5,413
Premcor Refining Group Inc. 7.50% 2015                                                                       29,775           32,753
Newfield Exploration Co., Series B, 7.45% 2007                                                                1,750            1,846
Newfield Exploration Co. 7.625% 2011                                                                          3,500            3,850
Newfield Exploration Co. 8.375% 2012                                                                         23,500           25,791
Newfield Exploration Co. 6.625% 2014                                                                         14,575           15,340
Petrozuata Finance, Inc., Series B, 8.22% 2017(3,9)                                                          41,632           39,238
Petrozuata Finance, Inc., Series B, 8.22% 2017(9)                                                             5,985            5,641
General Maritime Corp. 10.00% 2013                                                                           40,700           44,363
Williams Companies, Inc. 6.75% 2009(3)                                                                        2,000            2,080
Williams Companies, Inc. 7.125% 2011                                                                          1,900            2,062
Williams Companies, Inc. 8.125% 2012                                                                          8,000            9,120
Williams Companies, Inc. 8.75% 2032                                                                          15,720           18,962
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014                                            30,130           26,816
Overseas Shipholding Group, Inc. 8.25% 2013                                                                  15,985           16,784
Overseas Shipholding Group, Inc. 8.75% 2013                                                                   8,055            9,233
American Commercial Lines Inc. 9.50% 2015(3)                                                                 24,465           25,933
Teekay Shipping Corp. 8.875% 2011                                                                            20,795           23,836
Encore Acquisition Co. 6.0% 2015(3)                                                                          17,400           17,080
Peabody Energy Corp., Series B, 6.875% 2013                                                                   7,000            7,455
Peabody Energy Corp. 5.875% 2016                                                                              4,000            4,020
Pemex Project Funding Master Trust 7.875% 2009                                                                1,400            1,533
Pemex Project Funding Master Trust 8.625% 2022                                                                1,170            1,445
Whiting Petroleum Corp. 7.25% 2013                                                                            1,000            1,025
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(3,9)                                                  750              771
                                                                                                                             452,002

INFORMATION TECHNOLOGY -- 4.05%
Sanmina-SCI Corp. 10.375% 2010                                                                               51,750           57,701
Sanmina-SCI Corp. 6.75% 2013(3)                                                                              11,500           11,040
Electronic Data Systems Corp. 7.125% 2009                                                                    16,800           18,099
Electronic Data Systems Corp., Series B, 6.50% 2013(1)                                                       41,040           42,022
Celestica Inc. 7.875% 2011                                                                                   15,190           15,646
Celestica Inc. 7.625% 2013                                                                                   23,050           23,223
Amkor Technology, Inc. 9.25% 2008                                                                            11,175           10,784
Amkor Technology, Inc. 10.50% 2009                                                                            4,545            3,943
Amkor Technology, Inc. 7.125% 2011                                                                           11,300            9,831
Amkor Technology, Inc. 7.75% 2013                                                                             7,950            6,877
Xerox Corp. 9.75% 2009                                                                                        2,000            2,283
Xerox Corp. 7.125% 2010                                                                                      22,000           23,513
Xerox Corp. 7.625% 2013                                                                                       5,000            5,406
Semiconductor Note Participation Trust 10.00% 2011(3)                                                        32,069           29,063
Nortel Networks Ltd. 6.125% 2006                                                                             24,575           24,851
Micron Technology, Inc. 6.50% 2005(3)                                                                        21,429           21,321
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.66% 2011(1,3)                            5,175            5,149
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(3)                            11,380           11,209
Lucent Technologies Inc. 7.25% 2006                                                                          15,000           15,413
Jabil Circuit, Inc. 5.875% 2010                                                                              14,750           15,293
Freescale Semiconductor, Inc. 6.875% 2011                                                                     9,875           10,517
Solectron Corp., Series B, 7.375% 2006                                                                        8,895            9,051
Iron Mountain Inc. 7.75% 2015                                                                                 8,410            8,494
Viasystems, Inc. 10.50% 2011                                                                                  7,915            7,242
Motorola, Inc. 7.50% 2025                                                                                     2,000            2,453
Motorola, Inc. 5.22% 2097                                                                                     4,550            3,965
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                                            2,600            2,680
Exodus Communications, Inc. 11.625% 2010(4,6)                                                                 3,824                0
                                                                                                                             397,069

HEALTH CARE -- 3.81%
Tenet Healthcare Corp. 6.375% 2011                                                                           30,260           28,974
Tenet Healthcare Corp. 7.375% 2013                                                                           12,590           12,496
Tenet Healthcare Corp. 9.875% 2014                                                                           38,700           41,699
Tenet Healthcare Corp. 9.25% 2015(3)                                                                         12,950           13,500
Quintiles Transnational Corp. 10.00% 2013                                                                    47,775           52,553
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(2)                                                 27,115           19,726
Concentra Operating Corp. 9.50% 2010                                                                         26,250           28,088
Concentra Operating Corp. 9.125% 2012                                                                        10,790           11,491
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      7,755            8,069
HCA Inc. 5.50% 2009                                                                                          14,750           14,867
HCA -- The Healthcare Co. 8.75% 2010                                                                          6,660            7,602
HCA -- The Healthcare Co. 7.875% 2011                                                                         1,250            1,378
HCA Inc. 6.30% 2012                                                                                           1,875            1,929
Warner Chilcott Corp. 8.75% 2015(3)                                                                          34,450           33,675
Team Health, Inc. 9.00% 2012                                                                                 23,175           24,218
MedCath Holdings Corp. 9.875% 2012                                                                           13,575           15,238
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(3)                                     13,005           13,915
Health Net, Inc. 9.875% 2011(1)                                                                              10,660           12,735
Triad Hospitals, Inc. 7.00% 2012                                                                              8,925            9,349
HealthSouth Corp. 7.375% 2006                                                                                 1,500            1,523
HealthSouth Corp. 7.625% 2012                                                                                 7,100            6,923
Medical Device Manufacturing, Inc., Series B, 10.00% 2012                                                     7,250            7,830
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                     5,000            5,075
                                                                                                                             372,853

FINANCIALS -- 3.03%
Host Marriott, LP, Series G, 9.25% 2007                                                                       1,725            1,872
Host Marriott, LP, Series I, 9.50% 2007                                                                       2,050            2,183
Host Marriott, LP, Series M, 7.00% 2012                                                                      19,875           20,720
Host Marriott, LP, Series K, 7.125% 2013                                                                     17,200           18,017
Host Marriott Corp., Series N, 6.375% 2015(3)                                                                 7,120            7,084
LaBranche & Co Inc. 9.50% 2009                                                                               29,200           30,806
LaBranche & Co Inc. 11.00% 2012                                                                               6,000            6,510
Rouse Co. 3.625% 2009                                                                                        12,415           11,752
Rouse Co. 7.20% 2012                                                                                         12,370           13,349
Rouse Co. 5.375% 2013                                                                                         3,715            3,605
Lazard LLC 7.125% 2015(3)                                                                                    26,340           26,617
Kazkommerts International BV 8.50% 2013(3)                                                                    7,000            7,455
Kazkommerts International BV 8.50% 2013                                                                       1,500            1,598
Kazkommerts International BV 7.875% 2014(3)                                                                  10,000           10,300
MBNA Corp. 5.625% 2007                                                                                       10,000           10,334
MBNA Capital A, Series A, 8.278% 2026                                                                         7,500            8,112
iStar Financial, Inc. 7.00% 2008                                                                              2,375            2,521
iStar Financial, Inc. 8.75% 2008                                                                                686              767
iStar Financial, Inc., Series B, 4.875% 2009                                                                  2,000            1,997
iStar Financial, Inc. 6.00% 2010                                                                              9,600            9,997
iStar Financial, Inc., Series B, 5.70% 2014                                                                   2,500            2,536
Providian Financial Corp., Series A, 9.525% 2027(3)                                                          15,000           16,500
Crescent Real Estate LP 7.50% 2007                                                                           12,320           12,659
Crescent Real Estate Equities LP 9.25% 2009                                                                     975            1,043
TuranAlem Finance BV 7.875% 2010                                                                             10,000           10,350
TuranAlem Finance BV 8.50% 2015(3)                                                                            2,280            2,360
Advanta Capital Trust I, Series B, 8.99% 2026                                                                12,000           11,760
Fairfax Financial Holdings Ltd. 7.75% 2012                                                                   11,725           11,197
FelCor Lodging LP 9.00% 2011(1)                                                                              10,055           11,035
Chevy Chase Bank, FSB 6.875% 2013                                                                             5,500            5,706
Sovereign Capital Trust I 9.00% 2027                                                                          5,000            5,415
Mangrove Bay Pass Through Trust 6.102% 2033(1,3)                                                              5,000            5,155
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                              4,500            4,916
Korea First Bank 7.267% 2034(1,3)                                                                               870              980
                                                                                                                             297,208

NON-U.S. GOVERNMENT BONDS & NOTES -- 4.74%
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer, 4.313% 2012(1)                          5,353            5,176
Brazil (Federal Republic of) Global 10.25% 2013                                                              26,500           31,204
Brazil (Federal Republic of) Bearer 8.00% 2014(8)                                                             6,821            6,987
Brazil (Federal Republic of) Global 10.50% 2014                                                               3,000            3,555
Brazil (Federal Republic of) Global 8.875% 2024                                                               1,895            1,980
Brazil (Federal Republic of) Global 11.00% 2040                                                              27,610           33,249
Russian Federation 8.25% 2010                                                                                 6,000            6,560
Russian Federation 8.25% 2010(3)                                                                              5,000            5,467
Russian Federation 12.75% 2028                                                                                8,000           14,500
Russian Federation 5.00% 2030(1)                                                                             32,365           36,411
Argentina (Republic of) 3.01% 2012(1)                                                                        36,580           32,698
Argentina (Republic of) 6.501% 2033(8,11)                                                               ARS  30,950            9,483
Argentina (Republic of) 0.703% 2038(1)                                                                      103,911           14,026
United Mexican States Government, Series M10, 10.50% 2011                                                MXP 12,320            1,239
United Mexican States Government Eurobonds, Global 7.50% 2012                                                $1,450            1,648
United Mexican States Government Global 6.375% 2013                                                           6,000            6,456
United Mexican States Government, Series MI10, 8.00% 2013                                                MXP 75,300            6,480
United Mexican States Government Global 11.375% 2016                                                         $6,751           10,042
United Mexican States Government Global 8.125% 2019                                                           1,663            2,045
United Mexican States Government, Series M20, 8.00% 2023                                                MXP 149,736           11,921
United Mexican States Government, Series M20, 10.00% 2024                                                    70,000            6,679
United Mexican States Government Global 8.30% 2031                                                           $3,020            3,767
United Mexican States Government Global 7.50% 2033                                                            2,285            2,628
Turkey (Republic of) Treasury Bill 0% 2005                                                               TRY 15,000           10,607
Turkey (Republic of) Treasury Bill 0% 2005                                                                   11,000            8,113
Turkey (Republic of) Treasury Bill 0% 2006                                                                   10,000            6,456
Turkey (Republic of) 20.00% 2007                                                                             23,983           19,370
Turkey (Republic of) 15.00% 2010                                                                             10,262            7,862
Columbia (Republic of) Global 11.75% 2010                                                            COP 24,923,000           11,353
Colombia (Republic of) Global 10.00% 2012                                                                    $1,500            1,755
Colombia (Republic of) Global 10.75% 2013                                                                     8,550           10,440
Colombia (Republic of) Global 12.00% 2015                                                             COP 8,770,000            3,937
Colombia (Republic of) Global 11.75% 2020                                                                  $  4,000            5,280
Colombia (Republic of) Global 10.375% 2033                                                                      700              838
Panama (Republic of) Global 10.75% 2020                                                                         415              564
Panama (Republic of) Global 9.375% 2023                                                                      18,708           23,198
Panama (Republic of) Global 8.875% 2027                                                                       6,500            7,784
Peru (Republic of) 9.125% 2012                                                                                4,909            5,768
Peru (Republic of) 9.875% 2015                                                                                7,500            9,319
Peru (Republic of) 8.375% 2016                                                                                2,500            2,819
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(1)                                                     370              353
Venezuela (Republic of) 10.75% 2013                                                                           6,000            7,038
Venezuela (Republic of) 9.25% 2027                                                                            4,630            4,866
Venezuela (Republic of) 9.375% 2034                                                                           3,000            3,150
Indonesia (Republic of) 13.15% 2010                                                                  IDR 57,225,000            6,314
Indonesia (Republic of) 10.00% 2011                                                                      15,000,000            1,463
Indonesia (Republic of) 13.45% 2011                                                                      24,105,000            2,745
Indonesia (Republic of) 6.75% 2014(3)                                                                        $1,250            1,250
Dominican Republic 9.50% 2011(3)                                                                              3,130            3,373
Dominican Republic 9.50% 2011                                                                                 1,250            1,347
Dominican Republic 9.04% 2018(3)                                                                              6,095            6,385
Dominican Republic 4.375% 2024(1)                                                                               500              461
Ukraine Government 7.65% 2013(3)                                                                              5,500            6,091
Ukraine Government 7.65% 2013                                                                                 3,000            3,323
State of Qatar 9.75% 2030                                                                                     3,500            5,451
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014(3)                                                      4,000            5,205
Ecuador (Republic of) 8.00% 2030(1)                                                                           5,550            4,648
Guatemala (Republic of) 10.25% 2011(3)                                                                        1,000            1,210
Guatemala (Republic of) 10.25% 2011                                                                           1,000            1,210
Guatemala (Republic of) 9.25% 2013(3)                                                                         1,500            1,774
Banque Centrale de Tunisie 7.375% 2012                                                                        3,500            4,043
El Salvador (Republic of) 7.75% 2023(3)                                                                       2,775            3,108
Lebanon (Republic of) 11.625% 2016                                                                              195              228
                                                                                                                             464,700
                                                                                                                           unaudited

                                                                                                   Principal amount     Market value
Bonds & notes                                                                                                 (000)            (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 0.57%
U.S. Treasury 5.75% 2005(12)                                                                                $14,000     $     14,125
U.S. Treasury 3.25% 2007(12)                                                                                  5,000            4,960
U.S. Treasury 6.625% 2007(12)                                                                                25,000           26,338
U.S. Treasury 4.75% 2008(12)                                                                                 10,000           10,338
                                                                                                                              55,761

MUNICIPALS -- 0.40%
State of Wisconsin, Badger Tobacco Asset Securitization Corp.,
     Tobacco Settlement Asset-backed Bonds, 6.125% 2027(12)                                                  24,325           25,835
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                                 3,110            3,153
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024(12)                                                                             5,000            5,354
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030               4,500            4,616
                                                                                                                              38,958

ASSET-BACKED OBLIGATIONS -- 0.23%(9)
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(3)          16,500           17,034
Mediterranean Re PLC, Class B, 9.12% 2005(1,3)                                                                5,000            5,088
                                                                                                                              22,122


Total bonds & notes (cost: $8,481,622,000)                                                                                 8,722,565


                                                                                                         Shares or
Convertible securities -- 3.06%                                                                     principal amount

CONSUMER DISCRETIONARY -- 1.16%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                                  (euro)42,233,000           51,557
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                          $8,825,000            8,494
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                 32,500,000           24,128
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                    1,000,000           20,340
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                           160,600            6,477
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012(3,6,8)                            300            3,206
                                                                                                                             114,202

INFORMATION TECHNOLOGY -- 0.88%
Celestica Inc. 0% convertible debentures 2020                                                           $32,625,000           18,474
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                              $17,850,000           17,471
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                        $14,700,000           13,561
Micron Technology, Inc. 2.50% convertible note 2010                                                      $5,000,000            5,013
Micron Technology, Inc. 2.50% convertible notes 2010(3)                                                  $8,000,000            8,020
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                        $12,000,000           11,340
Amkor Technology, Inc. 5.75% convertible notes 2006                                                     $10,230,300            9,668
LSI Logic Corp. 4.00% convertible notes 2006                                                             $3,000,000            2,981
                                                                                                                              86,528

TELECOMMUNICATION SERVICES -- 0.34%
American Tower Corp. 5.00% convertible debentures 2010                                                  $25,925,000           25,795
Dobson Communications Corp., Series F, 6.00% convertible preferred(3)                                        57,760            7,509
                                                                                                                              33,304

FINANCIALS -- 0.31%
Providian Financial Corp. 3.25% convertible debentures 2005                                             $20,000,000           20,050
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                                  200,000           10,222
                                                                                                                              30,272

UTILITIES -- 0.22%
AES Trust VII 6.00% convertible preferred 2008                                                              439,925        $  21,336

INDUSTRIALS -- 0.15%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                           180,000           14,333


Total convertible securities (cost: $260,167,000)                                                                            299,975


Warrants -- 0.11%                                                                                           Shares

TELECOMMUNICATION SERVICES -- 0.11%
American Tower Corp., warrants, expire 2008(3,13)                                                            38,250           10,748
XO Communications, Inc., Series A, warrants, expire 2010(13)                                                 37,767               13
XO Communications, Inc., Series B, warrants, expire 2010(13)                                                 28,325                8
XO Communications, Inc., Series C, warrants, expire 2010(13)                                                 28,325                6
KMC Telecom Holdings, Inc., warrants, expire 2008(3,6,13)                                                    22,500                0
GT Group Telecom Inc., warrants, expire 2010(3,6,13)                                                         11,000                0
Allegiance Telecom, Inc., warrants, expire 2008(3,6,13)                                                       5,000                0


Total warrants (cost: $1,126,000)                                                                                             10,775


Preferred stocks -- 2.47%

FINANCIALS -- 1.96%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,3)                                    52,248,000           59,230
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(1,3)                              30,925,000           34,142
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(3)                    1,125,000           31,746
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
        preferred capital securities(3)                                                                     546,648           14,298
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(1,3)                            23,963,000           26,272
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(1,3)                                        13,297,000           14,914
Fannie Mae, Series O, 7.00% preferred(3)                                                                    150,000            8,358
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                                55,994            3,270
                                                                                                                             192,230

TELECOMMUNICATION SERVICES -- 0.44%
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008(8)                                      2,000            2,160
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                        38,187           41,242
XO Communications, Inc. 14.00% preferred 2009(6,8,13)                                                            40                0
                                                                                                                              43,402

CONSUMER DISCRETIONARY -- 0.06%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033                                               312,210            5,829
Adelphia Communications Corp., Series B, 13.00% preferred 2009(13)                                           36,196               27
                                                                                                                               5,856

CONSUMER STAPLES -- 0.01%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                           18,500              462

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(6,14)                                                                      1,868                0


Total preferred stocks (cost: $194,028,000)                                                                                  241,950


                                                                                                                           unaudited

                                                                                                                        Market value
Common stocks -- 1.04%                                                                                       Shares            (000)

TELECOMMUNICATION SERVICES -- 0.47%
Dobson Communications Corp., Class A(3,13)                                                                5,754,785        $  24,515
Nextel Communications, Inc., Class A(13)                                                                    613,418           19,819
VersaTel Telecom International NV(13)                                                                       779,280            1,743
Cincinnati Bell Inc.(13)                                                                                     70,740              304
XO Communications, Inc.(13)                                                                                  18,882               50
                                                                                                                              46,431

FINANCIALS -- 0.25%
Federal Realty Investment Trust                                                                             327,000           19,293
Equity Office Properties Trust                                                                              150,000            4,965
                                                                                                                              24,258

INFORMATION TECHNOLOGY -- 0.18%
Fairchild Semiconductor International, Inc.(13)                                                             500,000            7,375
Amkor Technology, Inc.(13)                                                                                1,200,000            5,400
ZiLOG, Inc.(13,14)                                                                                        1,140,500            4,813
                                                                                                                              17,588

CONSUMER DISCRETIONARY -- 0.08%
Emmis Communications Corp., Class A(13)                                                                     201,000            3,552
Viacom Inc., Class B, nonvoting                                                                              63,225            2,024
Clear Channel Communications, Inc.                                                                           51,012            1,578
Radio One, Inc., Class D, nonvoting(13)                                                                      44,000              562
Radio One, Inc., Class A(13)                                                                                 22,000              280
                                                                                                                               7,996

INDUSTRIALS -- 0.06%
DigitalGlobe Inc.(3,6,13)                                                                                 3,064,647            3,065
Delta Air Lines, Inc.(3,13)                                                                                 766,165            2,881
                                                                                                                               5,946

HEALTH CARE -- 0.00%
Clarent Hospital Corp.(6,13,14)                                                                             576,849              288


Total common stocks (cost: $127,890,000)                                                                                     102,507


                                                                                                   Principal amount
Short-term securities -- 2.45%                                                                                (000)

Federal Home Loan Bank 3.01% due 7/15/2005                                                                  $50,000           49,937
Triple-A One Funding Corp. 3.09% due 7/7/2005(3)                                                             35,500           35,479
Clipper Receivables Co., LLC 3.13% due 7/14/2005(3)                                                          29,000           28,965
Ranger Funding Co. LLC 3.115% due 7/13/2005(3)                                                               25,000           24,972
Medtronic Inc. 3.09% due 7/18/2005(3,12)                                                                     25,000           24,961
Park Avenue Receivables Co., LLC 3.27% due 7/28/2005(3,12)                                                   20,100           20,049
PepsiCo Inc. 3.09% due 7/25/2005(3,12)                                                                       18,900           18,859
Procter & Gamble Co. 3.03% due 7/6/2005(3)                                                                   15,000           14,992
Caterpillar Financial Services Corp. 3.10% due 7/12/2005                                                     11,100           11,089
First Data Corp. 3.08% due 7/5/2005                                                                           6,200            6,197
General Electric Capital Corp. 3.38% due 7/1/2005                                                             4,400            4,400

Total short-term securities (cost: $239,900,000)                                                                             239,900


Total investment securities (cost: $9,304,733,000)                                                                         9,617,672
Other assets less liabilities                                                                                                181,152

NET ASSETS                                                                                                                $9,798,824


(1)  Coupon rate may change periodically.

(2)  Step bond; coupon rate will increase at a later date.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,769,064,000, which represented 18.05% of the net assets of the fund.

(4) Company not making scheduled interest payments; bankruptcy proceedings pending.

(5) Company did not make principal payment upon scheduled maturity date; reorganization pending.

(6) Valued under fair value procedures adopted by authority of the Board of Trustees.

(7)  Scheduled interest payments not made; reorganization pending.

(8) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(10) This unit also contains 895,000 par of Drax Holdings Ltd., Class A-3, 9.673% 2020 and 895,000 shares of Drax Holdings Ltd. common stock.

(11) Index-linked bond whose principal amount moves with a government retail price index.

(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(13) Security did not produce income during the last 12 months.

(14) Represents an affiliated company as defined under the Investment Company Act of 1940.


Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended June 30, 2005 appear below.

                                 Beginning shares or                              Ending shares or  Dividend/interest   Market value
Company                             principal amount       Purchases      Sales   principal amount       income (000)          (000)

ZiLOG, Inc.                                1,140,500              --         --          1,140,500         $      --          $4,813
ZiLOG, Inc. -- MOD III Inc., units             1,868              --         --              1,868                --              --
Clarent Hospital Corp.                       576,849              --         --            576,849                --             288
AirGate PCS, Inc. 9.375% 2009*          $ 13,453,200     $        --       $ --        $13,453,200               315              --
AirGate PCS, Inc. 9.375% 2009*          $  4,500,000     $        --       $ --        $ 4,500,000               109              --
NTELOS Inc. 8.33% 2012*                 $ 38,500,000     $ 1,000,000       $ --        $39,500,000               792              --
                                                                                                              $1,216          $5,101
*Unaffiliated issuer at 6/30/2005.


Federal income tax information                                               (dollars in thousands)

Gross unrealized appreciation on investment securities                                  $   565,044
Gross unrealized depreciation on investment securities                                    (263,995)
Net unrealized appreciation on investment securities                                        301,049
Cost of investment securities for federal income tax purposes                             9,316,623


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
-----------------------------------
David C. Barclay, President and PEO

Date: August 26, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ David C. Barclay
-----------------------------------
David C. Barclay, President and PEO

Date: August 26, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: August 26, 2005